NOTES PAYABLE (Details Narrative) - USD ($)		9 Months Ended
	May 02, 2020	Sep. 30, 2020
NOTES PAYABLE
Interest rate	1.00%	8.00%
Maturity date	May 02, 2022
Loan Payable current	$ 395,411
Paycheck protection program loan	$ 710,500